INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Components of Consolidated Statement of Financial Position
Trade debtors	$ 48,910,484	$ 44,641,053	$ 34,121,040
Allowance for impairment of trade debtors	(3,360,224)	(3,212,170)	(2,873,688)
Allowance for return of goods	(800,606)	(1,517,361)	(1,393,059)
Discounted and deferred checks	13,651,939	11,858,170	10,783,719
Trade receivables	59,236,377	52,888,427	41,675,918
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Trade debtors	467,743	571,216	1,025,903
Allowance for impairment of related parties	(75,596)	(23,126)	(205,960)
Parent company
Components of Consolidated Statement of Financial Position
Trade debtors	440,268	361,606
Trade receivables	59,236,377	52,888,427	41,675,918
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors	$ 2,369	$ 209,039	$ 217,963